Equity - Long term incentive plans (Details)										3 Months Ended			12 Months Ended
	Apr. 01, 2023 shares installment	Apr. 01, 2022 shares installment	Apr. 01, 2021 shares installment	Apr. 01, 2020 shares installment	Apr. 01, 2019 shares installment	Jan. 08, 2019 shares	Feb. 16, 2018 shares	Feb. 09, 2017 shares	Feb. 12, 2015 shares	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2020	Dec. 31, 2023 shares installment	Dec. 31, 2022 shares installment	Dec. 31, 2021 installment	Dec. 31, 2019	Dec. 31, 2020 installment
Disclosure of detailed information about financial instruments [line items]
Vesting period															5 years
Number of options granted (in shares)													0	0
Long term incentive plan 2015
Disclosure of detailed information about financial instruments [line items]
Number of options granted (in shares)									236,590
Long term incentive plan 2015 | Stock option
Disclosure of detailed information about financial instruments [line items]
Annual vesting percentage									40.00%
Vesting period									3 years
Long term incentive plan 2015 | Restricted stock units
Disclosure of detailed information about financial instruments [line items]
Annual vesting percentage									60.00%
Equity instruments granted (in shares)									65,433
Long term incentive plan 2017 | Phantom stock units
Disclosure of detailed information about financial instruments [line items]
Equity instruments granted (in shares)								66,449
Long term incentive plan 2017 | Phantom stock units | Tranche one
Disclosure of detailed information about financial instruments [line items]
Annual vesting percentage													33.33%
Long term incentive plan 2017 | Phantom stock units | Tranche two
Disclosure of detailed information about financial instruments [line items]
Annual vesting percentage													33.33%
Long term incentive plan 2017 | Phantom stock units | Tranche three
Disclosure of detailed information about financial instruments [line items]
Annual vesting percentage													33.33%
Long term incentive plan 2018 | Phantom stock units
Disclosure of detailed information about financial instruments [line items]
Equity instruments granted (in shares)							154,432
Long term incentive plan 2018 | Phantom stock units | Tranche one
Disclosure of detailed information about financial instruments [line items]
Annual vesting percentage													33.33%
Long term incentive plan 2018 | Phantom stock units | Tranche two
Disclosure of detailed information about financial instruments [line items]
Annual vesting percentage													33.33%
Long term incentive plan 2018 | Phantom stock units | Tranche three
Disclosure of detailed information about financial instruments [line items]
Annual vesting percentage													33.33%
Transaction based incentive plan 2019 | Phantom stock units
Disclosure of detailed information about financial instruments [line items]
Vesting period																5 years
Equity instruments granted (in shares)						1,200,000
Transaction based incentive plan 2019 | Phantom stock units | Tranche one
Disclosure of detailed information about financial instruments [line items]
Annual vesting percentage												12.00%				12.00%
Transaction based incentive plan 2019 | Phantom stock units | Tranche two
Disclosure of detailed information about financial instruments [line items]
Annual vesting percentage											19.00%					19.00%
Transaction based incentive plan 2019 | Phantom stock units | Tranche three
Disclosure of detailed information about financial instruments [line items]
Annual vesting percentage										25.00%						25.00%
Long term incentive plan 2019
Disclosure of detailed information about financial instruments [line items]
Number of installments | installment					3
Long term incentive plan 2019 | Restricted stock units
Disclosure of detailed information about financial instruments [line items]
Annual vesting percentage					100.00%
Vesting period					3 years								3 years
Number of options granted (in shares)					152,346
Equity instruments granted (in shares)					152,346
Number of installments | installment					3
Long term incentive plan 2019 | Phantom stock units
Disclosure of detailed information about financial instruments [line items]
Equity instruments granted (in shares)						1,200,000							0
Long term incentive plan 2019 | Phantom stock units | Tranche one
Disclosure of detailed information about financial instruments [line items]
Annual vesting percentage												12.00%				12.00%
Long term incentive plan 2019 | Phantom stock units | Tranche two
Disclosure of detailed information about financial instruments [line items]
Annual vesting percentage																19.00%
Long term incentive plan 2019 | Phantom stock units | Tranche three
Disclosure of detailed information about financial instruments [line items]
Annual vesting percentage																25.00%
Long term incentive plan 2020
Disclosure of detailed information about financial instruments [line items]
Number of installments | installment																	3
Long term incentive plan 2020 | Restricted stock units
Disclosure of detailed information about financial instruments [line items]
Annual vesting percentage				100.00%
Vesting period				3 years									3 years
Equity instruments granted (in shares)				144,392
Number of installments | installment				3
Long term incentive plan 2021
Disclosure of detailed information about financial instruments [line items]
Number of installments | installment			3												3
Long term incentive plan 2021 | Restricted stock units
Disclosure of detailed information about financial instruments [line items]
Annual vesting percentage			100.00%
Vesting period			3 years										3 years
Equity instruments granted (in shares)			193,387
Number of installments | installment			3
Long term incentive plan 2022 | Restricted stock units
Disclosure of detailed information about financial instruments [line items]
Annual vesting percentage		100.00%
Vesting period		3 years
Equity instruments granted (in shares)		163,022
Number of installments | installment		3
Long term incentive plan 2023
Disclosure of detailed information about financial instruments [line items]
Number of installments | installment													3	3
Long term incentive plan 2023 | Restricted stock units
Disclosure of detailed information about financial instruments [line items]
Annual vesting percentage	100.00%
Vesting period	3 years	3 years
Equity instruments granted (in shares)	66,832
Number of installments | installment	3	3